FAIR VALUE MEASUREMENTS - Additional Information (Detail) $ in Millions	Aug. 13, 2025 USD ($)
4.75% Unsecured Senior Notes Due in 2033 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 450